Reconciliation Between Statutory EIT Rate and Group's Effective Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Effective Tax Rates Line Items
PRC Statutory EIT rate	25.00%	25.00%	25.00%
Effect of different tax rates in other jurisdictions	(2.00%)	0.00%	1.00%
Effect of future tax rate change	1.00%	0.00%	0.00%
Change of prior year deferred tax assets	1.00%	0.00%	(5.00%)
Change of valuation allowance	(24.00%)	(25.00%)	(19.00%)
(Income) not subject to tax and non-deductible expenses, net	0.00%	0.00%	1.00%
Effect of expired net operating loss	(1.00%)	0.00%	(3.00%)
Effective EIT rate	0.00%	0.00%	0.00%